Recapitalization Transaction Expense	12 Months Ended
Dec. 31, 2021
Disclosure Of Recapitalization Transaction Expense [Abstract]
Recapitalization Transaction Expense

15.Recapitalization Transaction Expense

As discussed in Note 5, the Merger resulted in a non-cash Recapitalization transaction expense. The Company issued Class A Ordinary Shares and warrants with a combined fair value of $153.8 million to Alkuri’s shareholders (including its sponsor), based on the opening prices of Babylon Holdings Limited Class A Ordinary Shares and warrants as reported by the New York Stock Exchange on October 22, 2021 of $10.01 and $2.13, respectively. In exchange for the Class A Ordinary Shares and warrants issued to Alkuri, and the issuance of the Stockholder Earnout Shares and the Sponsor Earnout Shares, the Company received identifiable net assets with a fair value of $5.3 million. The fair value of the Class A Ordinary Shares and warrants in excess of the fair value of identifiable net assets contributed by Alkuri resulted in a Recapitalization transaction expense of $148.5 million in accordance with IFRS 2. This one-

time expense as a result of the Merger of $148.5 million, is recognized as Recapitalization transaction expenses in the Consolidated Statement of Profit and Loss.

As continuing employment is not a condition for achievement of the Stockholder Earnout Shares, it was concluded that the Stockholder Earnout Shares issued in the transaction were not compensatory in nature, but instead were part of an equity transaction between parties to the Merger. The Stockholder Earnout Shares are accounted for as part of the Merger and reflected in the stock price of $10.01 used in the measurement of the Recapitalization transaction expense under IFRS 2. The Sponsor Earnout Shares have been included within Alkuri Ordinary in the table below, and the Stockholder Earnout Shares have been included through their direct impact to the opening share price used to determine the fair value of shares exchanged.

In addition, the Company incurred a non-cash Recapitalization transaction expense relating to the PIPE Transaction. The fair value of the equity instruments issued to the PIPE investors was $224.2 million. In exchange, the Company received cash of $224.0 million. The excess of the fair value of equity instruments issued over the cash acquired of $0.2 million has also been recorded as a non-cash IFRS 2 expense.

The following table displays the calculation of the Recapitalization transaction expense:

		Number of
	Amount	shares/warrants
	$’000
(a) Alkuri Ordinary Shares		12,267,653
(b) Opening price of Babylon Ordinary Shares on NYSE as of October 22, 2021	10.01
(c) Fair value of Company shares issued to Alkuri shareholders (a*b)	122,799
(d) Outstanding Alkuri Warrants on October 22, 2021		14,558,333
(e) Opening price of Babylon Warrants on NYSE as of October 22, 2021
Public warrants	2.13	8,625,000
Private placement warrants	2.13	5,933,333
(f) Fair value of outstanding Alkuri Warrants (d*e)	31,009
Total fair value of Alkuri Ordinary Shares and Alkuri Warrants (c+f)	153,808
Alkuri’s identifiable net assets	5,310
IFRS 2 Expense on the closing date	148,498
PIPE Transaction
(a) PIPE Ordinary Shares		22,400,000
(b) Opening price of Babylon Ordinary Shares on NYSE as of October 22, 2021	10.01
(c) Fair value of Company shares issued to PIPE investors (a*b)	224,224
PIPE’s identifiable net assets	224,000
IFRS 2 Expense on the closing date	224
Total IFRS 2 Expense	148,722

Total cash proceeds received	229,311
Expense of share issue	(32,787)
Cash proceeds	196,524